Commitments and Contingencies Level 3 (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Schedule of Environmental Loss Contingencies by Site [Table Text Block]
The following table summarizes all probable environmental remediation, indemnification and restoration liabilities, including related legal expenses, at December 31, 2012 and 2011:

	Number of Sites		Liability		Range of Reasonably Possible Costs
Site Description	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011	Low	High
Geismar, LA	1	1	$17	$17	$10	$24
Superfund and offsite landfills – allocated share:
Less than 1%	22	31	1	1	1	2
Equal to or greater than 1%	12	12	6	7	5	13
Currently-owned	13	12	7	5	5	13
Formerly-owned:
Remediation	11	10	2	1	2	15
Monitoring only	4	5	1	1	—	1
Total	63	71	$34	$32	$23	$68

Long-term Purchase Commitment [Table Text Block]
The Company is required to make minimum annual payments under these contracts as follows:

Year	Minimum Annual Purchase Commitments
2013	$278
2014	92
2015	64
2016	49
2017	48
2018 and beyond	235
Total minimum payments	766
Less: Amount representing interest	(43)
Present value of minimum payments	$723